Label	Element	Value
Amplify Emerging Markets FinTech ETF
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	AMPLIFY EMERGING MARKETS FINTECH ETF
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

The Amplify Emerging Markets FinTech ETF seeks investment results that generally correspond (before fees and expenses) to the price and yield of the EQM Emerging Markets Fintech Index (the “Index”). The Index seeks to measure the performance of equity securities (common stock and depositary receipts) issued by emerging market and frontier market companies that derive at least 50% of their revenue from financial technology (Fintech).

Expense [Heading]	rr_ExpenseHeading	FUND FEES AND EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or “turns over” its portfolio). A higher portfolio turnover will cause the Fund to incur additional transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, may affect the Fund’s performance. During the fiscal year ended October 31, 2023, the Fund’s portfolio turnover rate was 57% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	57.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5 % return each year and that the Fund’s operating expenses remain at current levels. This example does not include the brokerage commissions that investors may pay to buy and sell Shares. Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund will invest at least 80% of its net assets (including investment borrowings) in the securities that comprise the Index. The Fund, using an indexing investment approach, attempts to replicate, before fees and expenses, the performance of the Index. Penserra Capital Management LLC (“Penserra” or the “Sub-Adviser”) serves as investment sub-adviser to the Fund.

The Index was created and is maintained by EQM Indexes LLC (“EQM” or the “Index Provider”) and is calculated and published by Solactive AG. The Index seeks to measure the performance of equity securities (common stock and depositary receipts) issued by emerging market and frontier market companies that derive at least 50% of their revenue from financial technology (Fintech). The Index is a gross total return index.

The Index’s initial universe consists of the common stocks and/or depositary receipts listed on a regulated stock exchange, in the form of shares tradable for foreign investors without restrictions, issued by non-U.S. companies domiciled in emerging markets and frontier markets. Companies are classified into emerging market countries and frontier market countries based on the global market capitalization approach of the Index provider. Companies headquartered in China are only included if they are available as developed market listed, exchange traded ADR versions, or Hong Kong exchange traded versions. Developed market domiciled companies are eligible for inclusion provided more than 70% of the company’s revenues are derived from emerging market and/or frontier market countries, as identified above; provided, however, these companies may not comprise more than 10% of the Index weight in aggregate. As of October 28, 2022, companies from the following countries were eligible for inclusion in the Index: Argentina, Bangladesh, Cambodia, Brazil, China, Chile, Columbia, Czech Republic, Cypress, Egypt, Ecuador, Hong Kong, Hungary, Malaysia, Mexico, Morocco, India, Indonesia, Kazakhstan, Nigeria, Pakistan, Panama, Peru, Philippines, Poland, Puerto Rico, Russia, Singapore, South Korea, Taiwan, Thailand, Saudi Arabia, South Africa, Uruguay, Turkey, and United Arab Emirates.

Companies eligible for inclusion in the Index must have a market capitalization of at least $100 million and a six-month daily average value traded of at least $1 million.

All companies complying with the above screens must also generate at least 50% of their revenue from Fintech operations, which currently includes providing and developing mobile applications, online platforms, enterprise software, and/or other technology applications for the following industries or business segments:

●	Payments;

●	Banking & Digital Banking;

●	Lending and Credit;

●	Insurance;

●	Investments & Trading; and

●	Digital assets (digital wallets, mining, and exchange platforms).

The Fund’s investments in portfolio companies in the above industries and business segments, including the digital asset segment, will not invest directly or indirectly in cryptocurrencies and therefore the Fund is not expected to track the price movements of any cryptocurrency.

All companies complying with the above screens are included in the Index. Index constituents are initially weighted equally.  If the Index has exposure of greater than 25% to a single country, each security domiciled in that country has its weight reduced on a pro rata basis so that exposure to that country is reduced to 25%.  The excess weight resulting from any country weight reduction is then redistributed equally to all the other Index constituents. The Index is reconstituted and rebalanced quarterly but may be adjusted more frequently for specific corporate events or to include initial public offerings that meet Index eligibility criteria.

As of December 31, 2023, the Index was composed of 39 securities with a weighted average market capitalization of approximately $21.26 billion. Additionally, the Index had significant exposure to companies operating in China.

Diversification Status. The Fund is classified as “diversified” under the Investment Company Act of 1940, as amended (the “1940 Act”).

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Fund will invest at least 80% of its net assets (including investment borrowings) in the securities that comprise the Index.
Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS OF INVESTING IN THE FUND
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and table below illustrate the annual calendar year returns of the Fund based on NAV as well as the average annual Fund returns. The bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year-to-year and by showing how the Fund’s average annual total returns based on NAV compare to those of a benchmark index and a broad-based market index.

On February 9, 2022 the Fund ceased following the EQM International Ecommerce Index and began pursuing its investment strategy of investing in securities that comprise the EQM Emerging Markets FinTech Index. Therefore, the Fund’s performance and historical returns shown below are not necessarily indicative of the performance that the Fund, based on the current strategy, would have generated. The Fund’s performance information is accessible on the Fund’s website at www.amplifyetfs.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year-to-year and by showing how the Fund’s average annual total returns based on NAV compare to those of a benchmark index and a broad-based market index.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.amplifyetfs.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calender Year Total Returns as of 12/31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	The Fund’s highest quarterly return was 56.16% (quarter ended June 30, 2020) and the Fund’s lowest quarterly return was -26.87% (quarter ended March 31, 2022).
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Return as of December 31, 2023
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	All after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of any state or local tax.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to investors who hold Shares in tax-deferred accounts such as individual retirement accounts (IRAs) or employee-sponsored retirement plans.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

Returns before taxes do not reflect the effects of any income or capital gains taxes. All after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of any state or local tax. Returns after taxes on distributions reflect the taxed return on the payment of dividends and capital gains.

Your own actual after-tax returns will depend on your specific tax situation and may differ from what is shown here. After-tax returns are not relevant to investors who hold Shares in tax-deferred accounts such as individual retirement accounts (IRAs) or employee-sponsored retirement plans.

Amplify Emerging Markets FinTech ETF | Risk Not Insured Depository Institution [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.
Amplify Emerging Markets FinTech ETF | Risk Lose Money [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	You could lose money by investing in the Fund.
Amplify Emerging Markets FinTech ETF | Active Market Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Active Market Risk. Only an authorized participant may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of institutions that act as authorized participants on an agency basis. To the extent that these institutions exit the business or are unable to proceed with orders for the issuance or redemption of Creation Units and no other authorized participant is able to step forward to fulfill the order, in either of these cases, Shares may trade at a discount to the Fund’s NAV and possibly face delisting.
Amplify Emerging Markets FinTech ETF | Asia Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Asia Risk. The Fund is subject to certain risks specifically associated with investments in the securities of Asian issuers. Many Asian economies have experienced rapid growth and industrialization, and there is no assurance that this growth rate will be maintained. Some Asian economies are highly dependent on trade, and economic conditions in other countries within and outside Asia can impact these economies. Certain of these economies may be adversely affected by trade or policy disputes with its major trade partners. There is also a high concentration of market capitalization and trading volume in a small number of issuers representing a limited number of industries, as well as a high concentration of investors and financial intermediaries. Certain Asian countries have experienced and may in the future experience expropriation and nationalization of assets, confiscatory taxation, currency manipulation, political instability, armed conflict and social instability as a result of religious, ethnic, socio-economic and/or political unrest. In particular, escalated tensions involving North Korea and any outbreak of hostilities involving North Korea could have a severe adverse effect on Asian economies. Governments of certain Asian countries have exercised, and continue to exercise, substantial influence over many aspects of the private sector. In certain cases, the government owns or controls many companies, including the largest in the country. Accordingly, government actions could have a significant effect on the issuers of the Fund’s securities or on economic conditions generally.
Amplify Emerging Markets FinTech ETF | Authorized Participant Concentration Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Authorized Participant Concentration Risk. Only an authorized participant engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of institutions that act as authorized participants on an agency basis (i.e. on behalf of other market participants). To the extent that these institutions exit the business or are unable to proceed orders for issuance or redemption of Creation Units with respect to the Fund and no other authorized participant is able to step forward to fulfill the order, in either of these cases, Shares may trade at a discount to the Fund’s net asset value and possibly face delisting.
Amplify Emerging Markets FinTech ETF | Banking Industry Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Banking Industry Risk. The performance of stocks in the banking industry may be affected by extensive governmental regulation which may limit both the amounts and types of loans and other financial commitments they can make, and the interest rates and fees they can charge and the amount of capital they must maintain. Profitability is largely dependent on the availability and cost of capital funds and can fluctuate significantly when interest rates change. Credit losses resulting from financial difficulties of borrowers can negatively impact banking companies. Banks may also be subject to severe price competition. Competition is high among banking companies and failure to maintain or increase market share may result in lost market value.
Amplify Emerging Markets FinTech ETF | Cash Transaction Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Cash Transaction Risk. While the Fund intends to primarily create and redeem in kind, it may affect a portion of creations and redemptions for cash. As a result, an investment in the Fund may be less tax-efficient than an investment in a more conventional ETF. Moreover, cash transactions may have to be carried out over several days if the securities market is relatively illiquid and may involve considerable brokerage fees and taxes. These factors may result in wider spreads between the bid and the offered prices of the Fund’s Shares than for more conventional ETFs.
Amplify Emerging Markets FinTech ETF | China Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	China Risk. The Fund invests significantly in the securities of Chinese issuers. Therefore, in addition to the risks associated with investments in non-U.S. securities generally, the Fund is subject to certain risks associated specifically with investments in securities of Chinese issuers, including those issuers with securities listed on the Hong Kong Stock Exchange. China is an emerging market and demonstrates significantly higher volatility from time to time in comparison to developed markets. The central government has historically exercised substantial control over virtually every sector of the Chinese economy through administrative regulation and/or state ownership and actions of the Chinese central and local government authorities continue to have a substantial effect on economic conditions in China. Export growth continues to be a major driver of China’s rapid economic growth. Reduction in spending on Chinese products and services, institution of tariffs or other trade barriers, or a downturn in any of the economies of China’s key trading partners may have an adverse impact on the Chinese economy. Recent developments in relations between the U.S. and China have heightened concerns of increased tariffs and restrictions on trade between the two countries. An increase in tariffs or trade restrictions, or even the threat of such developments, could lead to a significant reduction in international trade, which could have a negative impact on China’s export industry and a commensurately negative impact on the Fund. From time to time, China has experienced outbreaks of infectious illnesses, and the country may be subject to other public health threats, infectious illnesses, diseases or similar issues in the future. Any spread of an infectious illness, public health threat or similar issue could reduce consumer demand or economic output, result in market closures, travel restrictions or quarantines, and generally have a significant impact on the Chinese economy, which in turn could adversely affect the Fund’s investments.
Amplify Emerging Markets FinTech ETF | Concentration Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Concentration Risk. In following its methodology, the Index from time to time may be concentrated to a significant degree in securities of issuers located in a single industry or sector. To the extent that the Index concentrates in the securities of issuers in a particular industry or sector, the Fund will also concentrate its investments to approximately the same extent. By concentrating its investments in an industry or sector, the Fund faces more risks than if it were diversified broadly over numerous industries or sectors.
Amplify Emerging Markets FinTech ETF | Currency Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Currency Risk. Because the Fund’s NAV is determined in U.S. dollars, the Fund’s NAV could decline if a relevant foreign currency depreciates against the U.S. dollar or if there are delays or limits on the repatriation of such currency. Currency exchange rates can be very volatile and can change quickly and unpredictably. As a result, the Fund’s NAV may change without warning, which could have a significant negative impact on the Fund.
Amplify Emerging Markets FinTech ETF | Custody Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Custody Risk. The Fund may hold foreign securities and cash with foreign banks, agents, and securities depositories appointed by the Fund's custodian. Investments in emerging markets may be subject to even greater custody risks than investments in more developed markets. Less developed markets are more likely to experience problems with the clearing and settling of trades and the holding of securities by local banks, agents and depositories.
Amplify Emerging Markets FinTech ETF | Cyber Security Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Cyber Security Risk. The Fund is susceptible to operational risks through breaches in cyber security. A breach in cyber security refers to both intentional and unintentional events that may cause the Fund to lose proprietary information, suffer data corruption or lose operational capacity. Such events could cause the Fund to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures and/or financial loss. Cyber security breaches may involve unauthorized access to the Fund’s digital information systems through “hacking” or malicious software coding, but may also result from outside attacks such as denial-of-service attacks through efforts to make network services unavailable to intended users. In addition, cyber security breaches of the Fund’s third-party service providers, such as its administrator, transfer agent, custodian, or sub-adviser, as applicable, or issuers in which the Fund invests, can also subject the Fund to many of the same risks associated with direct cyber security breaches. While the Fund has established business continuity plans and risk management systems designed to reduce the risks associated with cyber security, there are inherent limitations in such plans and systems. Additionally, there is no guarantee that such efforts will succeed, especially because the Fund does not directly control the cyber security systems of issuers or third-party service providers.
Amplify Emerging Markets FinTech ETF | Depositary Receipts Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Depositary Receipts Risk. Depositary receipts may be subject to some of the same risks as direct investment in foreign companies, which includes international trade, currency, political, regulatory and diplomatic risks. Under an unsponsored depositary receipt arrangement, the foreign issuer assumes no obligations and the depositary’s transaction fees are paid directly by the depositary receipt holders. Because unsponsored depositary receipt arrangements are organized independently and without the cooperation of the issuer of the underlying securities, available information concerning the foreign issuer may not be as current as for sponsored depositary receipt and voting rights with respect to the deposited securities are not passed through. Furthermore, investment restrictions in certain countries may adversely impact the value of depositary receipts because such restrictions may limit the ability to convert shares into depositary receipts and vice versa. Such restrictions may cause shares of the underlying issuer to trade at a discount or premium to the market price of the depositary receipt.
Amplify Emerging Markets FinTech ETF | Digital Banking Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Digital Banking Risk. Certain companies included in the Index may be engaged in digital banking. A digital bank is company that derives the majority of its revenue or profits from traditional banking activities taking place online rather than in physical bank branches. Some digital banks may operate entirely online. Digital banks differ from traditional banks by offering primarily mobile and online access to customers. Companies engaged in digital banking may be adversely impacted by economic conditions and deterioration in credit markets. These companies may have significant exposure to consumers and businesses (especially small businesses) in the form of loans and other financial products or services. Digital banking customers may be concentrated in a particular country, region or industry. Digital banking companies may face intense competition and potentially rapid product obsolescence. Companies that are developing digital banking technology that seek to disrupt or displace established financial institutions generally face competition from much larger and more established firms.There is significant risk that governmental oversight on digital banking activities could increase in the future. Higher levels of regulation could increase costs and adversely impact the current business models of some companies engaged in digital banking. In addition, companies that are engaged in digital banking may store sensitive consumer information and could be the target of cybersecurity attacks and other types of theft, which could have a negative impact on these companies. These companies could be negatively impacted by disruptions in service caused by hardware or software failure, or by interruptions or delays in service by third-party data center hosting facilities and maintenance providers.Certain of the companies in the digital banking industry may be comprised of peer-to-peer and online lending platforms. Peer-to-peer lending is a crowdsourcing approach to lending money to consumers and businesses through online intermediary platforms that match lenders with borrowers. Peer-to-peer loans are originated and documented in electronic form and there are generally no tangible written documents evidencing such loans or any payments owed thereon. As such, the peer-to-peer marketplace and digital lending are susceptible to risks associated with such electronic systems. These risks include, among others: power loss, computer systems failures and Internet, telecommunications or data network failures; operator negligence or improper operation by, or supervision of, employees; physical and electronic loss of data or security breaches, misappropriation and similar events; computer viruses; cyber-attacks, intentional acts of vandalism and similar events; and hurricanes, fires, floods and other natural disasters. In addition. many of the online lending and peer-to-peer platforms are in the early stages of development and have a limited operating history. As a result, there is limited historical data regarding the performance of these platforms and the long-term outlook of the industry is uncertain.
Amplify Emerging Markets FinTech ETF | Emerging Markets Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Emerging Markets Risk. Emerging market countries include, but are not limited to, those considered to be developing by the International Monetary Fund, the World Bank, the International Finance Corporation or one of the leading global investment banks. The majority of these countries are likely to be located in Asia, Latin America, the Middle East, Central and Eastern Europe, and Africa. Investments in emerging market issuers are subject to a greater risk of loss than investments in issuers located or operating in more developed markets. This is due to, among other things, the potential for greater market volatility, lower trading volume, higher levels of inflation, political and economic instability, greater risk of a market shutdown and more governmental limitations on foreign investments in emerging market countries than are typically found in more developed markets. Moreover, emerging markets often have less uniformity in accounting and reporting requirements, less reliable securities valuations and greater risks associated with custody of securities than developed markets. In addition, emerging markets often have greater risk of capital controls through such measures as taxes or interest rate control than developed markets. Certain emerging market countries may also lack the infrastructure necessary to attract large amounts of foreign trade and investment. Emerging market economies’ exposure to specific industries, such as tourism, and lack of efficient or sufficient health care systems, could make these economies especially vulnerable to global crises, including but not limited to, pandemics such as the global COVID-19 pandemic.
Amplify Emerging Markets FinTech ETF | Equity Securities Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Equity Securities Risk. The value of the Shares will fluctuate with changes in the value of the equity securities in which it invests. Equity securities prices fluctuate for several reasons, including changes in investors’ perceptions of the financial condition of an issuer or the general condition of the relevant stock market, such as the current market volatility, or when political or economic events affecting the issuers occur.
Amplify Emerging Markets FinTech ETF | Fluctuation of Net Asset Value Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Fluctuation of Net Asset Value Risk. The Fund is generally subject to liquidity risk that may affect the market for Shares as compared to the underlying value of the Fund’s investments. The net asset value of Shares will generally fluctuate with changes in the market value of the Fund’s holdings. The market prices of Shares will generally fluctuate in accordance with changes in net asset value as well as the relative supply of and demand for Shares on the Exchange. The Fund cannot predict whether Shares will trade below, at or above their net asset value. Price differences may be due, in large part, to the fact that supply and demand forces at work in the secondary trading market for Shares will be closely related to, but not identical to, the same forces influencing the prices of the holdings of the Fund trading individually or in the aggregate at any point in time.
Amplify Emerging Markets FinTech ETF | Financial Sector Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Financial Sector Risk. The Fund may have exposure to companies operating in the financial sector. Performance of companies in the financial sector may be adversely impacted by many factors, including, among others, changes in government regulations, economic conditions, and interest rates, credit rating downgrades, and decreased liquidity in credit markets. The impact of more stringent capital requirements and recent or future regulation of any individual financial company or of the financials sector as a whole cannot be predicted. In recent years, cyber attacks and technology malfunctions and failures have become increasingly frequent in this sector and have caused significant losses to companies in this sector, which may negatively impact the Fund.
Amplify Emerging Markets FinTech ETF | Financial Technology ( [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Financial Technology (“Fintech”) Risk. FinTech companies may be adversely impacted by government regulations, economic conditions and deterioration in markets. These companies may have significant exposure to consumers and businesses, including small businesses, in the form of loans and other financial products or services. FinTech companies typically face intense competition and potentially rapid product obsolescence. In addition, many FinTech companies store sensitive consumer information and could be the target of cybersecurity attacks and other types of theft, which could have a negative impact on these companies. Many FinTech companies currently operate under less regulatory scrutiny than traditional financial services companies and banks, but there is significant risk that regulatory oversight could increase in the future. Higher levels of regulation could increase costs and adversely impact the current business models of some FinTech companies. These companies could be negatively impacted by disruptions in service caused by hardware or software failure, or by interruptions or delays in service by third-party data center hosting facilities and maintenance providers. FinTech companies, especially smaller companies, tend to be more volatile than companies that do not rely heavily on technology. The customers and/or suppliers of FinTech companies may be concentrated in a particular country, region or industry. Any adverse event affecting one of these countries, regions or industries could have a negative impact on FinTech companies.
Amplify Emerging Markets FinTech ETF | Foreign Investment Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Foreign Investment Risk. Securities issued by non-U.S. companies present risks beyond those of securities of U.S. issuers. Risks of investing in the securities of foreign companies include: different accounting standards; expropriation, nationalization or other adverse political or economic developments; currency devaluation, blockages or transfer restrictions; changes in foreign currency exchange rates; taxes; restrictions on foreign investments and exchange of securities; and less government supervision and regulation of issuers in foreign countries. Prices of foreign securities also may be more volatile.
Amplify Emerging Markets FinTech ETF | Frontier Market Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Frontier Market Risk. Frontier market countries generally have smaller economies and even less developed capital markets than typical emerging market countries and, as a result, the Fund’s exposure to risks associated with investing in emerging market countries are magnified when the Fund invests in frontier market countries. The increased risks include: the potential for extreme price volatility and illiquidity in frontier market countries; government ownership or control of parts of the private sector and of certain companies; trade barriers, exchange controls, managed adjustments in relative currency values and other protectionist measures imposed or negotiated by the countries with which frontier market countries trade; and the relatively new and unsettled securities laws in many frontier market countries. In addition, frontier market countries are more likely to experience instability resulting, for example, from rapid changes or developments in social, political and economic conditions. Many frontier market countries are heavily dependent on international trade, which makes them more sensitive to world commodity prices and economic downturns and other conditions in other countries. Some frontier market countries have a higher risk of currency devaluations, and some of these countries may experience periods of high inflation or rapid changes in inflation rates and may have hostile relations with other countries. Securities issued by foreign governments or companies in frontier market countries are even more likely than emerging markets securities to have greater exposure to the risks of investing in foreign securities.
Amplify Emerging Markets FinTech ETF | Index Provider Risk [Member]
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Risk [Text Block]	rr_RiskTextBlock	Index Provider Risk. The Fund seeks to achieve returns that generally correspond, before fees and expenses, to the performance of the Index, as published by their Index Provider. There is no assurance that the Index Provider will compile the Index accurately, or that the Index will be determined, composed or calculated accurately. The composition of the Index is heavily dependent on information and data supplied by third parties over which the Adviser has no or limited ability to oversee. While the Index Provider gives descriptions of what the Index is designed to achieve, the Index Provider does not provide any warranty or accept any liability in relation to the quality, accuracy or completeness of data in its indices, and it does not guarantee that its Index will be in line with its methodology. Because of this, if the composition of the Index reflects any errors, the Fund’s portfolio can be expected to also reflect the errors. In addition, data and information on non-U.S. countries may be unreliable or outdated or there may be less publicly available data or information about non-U.S. countries due to differences in registration, accounting, audit and financial record keeping standards which creates the potential for errors in Index data, Index computation and/or Index construction and could have an adverse effect on the Fund’s performance.
Amplify Emerging Markets FinTech ETF | Inflation Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Inflation Risk. Inflation risk is the risk that the value of the Fund’s assets or income from investments held by the Fund will be less in the future as inflation decreases the value of money. As inflation increases, the present value of the Fund’s assets can decline as can the value of the Fund’s distributions.
Amplify Emerging Markets FinTech ETF | Information Technology Companies Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Information Technology Companies Risk. Information technology companies are generally subject to the following risks: rapidly changing technologies; short product life cycles; fierce competition; aggressive pricing and reduced profit margins; the loss of patent, copyright and trademark protections; cyclical market patterns; evolving industry standards; and frequent new product introductions. Information technology companies may be smaller and less experienced companies, with limited product lines, markets or financial resources and fewer experienced management or marketing personnel. Information technology company stocks, especially those which are internet related, have experienced extreme price and volume fluctuations that are often unrelated to their operating performance.
Amplify Emerging Markets FinTech ETF | International Closed Market Trading Risk [Member]
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Risk [Text Block]	rr_RiskTextBlock	International Closed Market Trading Risk. To the extent that the underlying securities held by the Fund trade on non-U.S. exchanges that may be closed when the Exchange is open, there are likely to be deviations between the current price of such an underlying security and the last quoted price for the underlying security. These deviations could result in premiums or discounts to the Fund’s NAV that may be greater than those experienced by other exchange-traded funds.
Amplify Emerging Markets FinTech ETF | Internet Companies Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Internet Companies Risk. Internet companies are subject to rapid changes in technology, worldwide competition, rapid obsolescence of products and services, loss of patent protections, cyclical market patterns, evolving industry standards, frequent new product introductions and the considerable risk of owning small capitalization companies that have recently begun operations. In addition, the stocks of many internet companies have exceptionally high price-to-earnings ratios with little or no earnings histories. Many internet companies have experienced extreme price and volume fluctuations that often have been unrelated to their operating performance.
Amplify Emerging Markets FinTech ETF | Market Maker Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Market Maker Risk. If the Fund has lower average daily trading volumes, it may rely on a small number of third-party market makers to provide a market for the purchase and sale of Shares. Any trading halt or other problem relating to the trading activity of these market makers could result in a dramatic change in the spread between the Fund’s net asset value and the price at which the Shares are trading on the Exchange, which could result in a decrease in value of the Shares. In addition, decisions by market makers or authorized participants to reduce their role or step away from these activities in times of market stress could inhibit the effectiveness of the arbitrage process in maintaining the relationship between the underlying values of the Fund's portfolio securities and the Fund’s market price. This reduced effectiveness could result in Shares trading at a discount to net asset value and also in greater than normal intra-day bid-ask spreads for Shares.
Amplify Emerging Markets FinTech ETF | Market Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Market Risk. Market risk is the risk that a particular security owned by the Fund or the Shares in general may fall in value, including the possible loss of the entire principal amount that you invest. Securities are subject to market fluctuations caused by such factors as economic, political, regulatory or market developments, changes in interest rates and perceived trends in securities prices, and changes in investors’ perceptions of the financial condition of an issuer or the general condition of the relevant stock market, such as the current market volatility. Overall security values could decline generally or could underperform other investments. In addition, local, regional or global events such as war, acts of terrorism, spread of infectious diseases or other public health issues, recessions, or other events could have a significant negative impact on the Fund and its investments. For example, the COVID-19 pandemic and efforts to contain its spread resulted in extreme volatility in the financial markets. While the development of vaccines has slowed the spread of the disease, there is no guarantee that the vaccines will be effective against emerging variants of the disease. As the global pandemic illustrated, such events may affect certain regions, sectors and industries more significantly than others. Such events could result in disruptions to trading markets and could also adversely affect the prices and liquidity of the Fund’s holdings. Any of such circumstances could materially negatively impact the value of Shares and result in increased market volatility. During any such events, Shares may trade at a greater premium or discount to its NAV.
Amplify Emerging Markets FinTech ETF | Non-Correlation Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Non-Correlation Risk. The Fund’s return may not match the return of the Index for a number of reasons. For example, the Fund incurs operating expenses not applicable to the Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of the Index. Although the Fund currently intends to seek to fully replicate the Index, the Fund may use a representative sampling approach, which may cause the Fund not to be as well-correlated with the return of the Index as would be the case if the Fund purchased all of the securities in the Index in the proportions represented in the Index. In addition, the performance of the Fund and the Index may vary due to asset valuation differences and differences between the Fund’s portfolio and the Index resulting from legal restrictions, cost or liquidity constraints.
Amplify Emerging Markets FinTech ETF | Operational Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Operational Risk. The Fund is exposed to operational risks arising from a number of factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. The Fund, Adviser and Sub-Adviser seek to reduce these operational risks through controls and procedures. However, these measures do not address every possible risk and may be inadequate to address these risks.
Amplify Emerging Markets FinTech ETF | Passive Investment Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Passive Investment Risk. The Fund is not actively managed. The Fund invests in securities included in or representative of its Index regardless of their investment merit. The Fund generally will not attempt to take defensive positions in declining markets.
Amplify Emerging Markets FinTech ETF | Premium/Discount Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Premium/Discount Risk. The net asset value of Shares will generally fluctuate with changes in the market value of the Fund’s holdings. The market prices of Shares will generally fluctuate in accordance with change in net asset value as well as the relative supply of and demand for Shares on the Exchange. The Fund cannot predict whether Shares will trade bellow (discount), at or above (premium) their net asset value. Price differences may be due, in large part, to the fact that supply and demand forces at work in the secondary trading market for Shares will be closely related to, but not identical to, the same forces influencing the prices of the holdings of the Fund trading individually or in the aggregate at any point in time.
Amplify Emerging Markets FinTech ETF | Reliance on Trading Partners Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Reliance on Trading Partners Risk. Economies in emerging and frontier market countries generally are dependent heavily upon commodity prices and international trade and, accordingly, may be affected adversely by the economies of their trading partners, trade barriers, exchange controls, managed adjustments in relative currency values, and may suffer from extreme and volatile debt burdens or inflation rates.
Amplify Emerging Markets FinTech ETF | Smaller Companies Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Smaller Companies Risk. Small and/or mid-capitalization companies may be more vulnerable to adverse general market or economic developments, and their securities may be less liquid and may experience greater price volatility than larger, more established companies as a result of several factors, including limited trading volumes, products or financial resources, management inexperience and less publicly available information. Accordingly, such companies are generally subject to greater market risk than larger, more established companies.
Amplify Emerging Markets FinTech ETF | Software Industry Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Software Industry Risk. The software industry can be significantly affected by intense competition, aggressive pricing, technological innovations, and product obsolescence. Companies in the software industry are subject to significant competitive pressures, such as aggressive pricing, new market entrants, competition for market share, short product cycles due to an accelerated rate of technological developments and the potential for limited earnings and/or falling profit margins. These companies also face the risks that new services, equipment or technologies will not be accepted by consumers and businesses or will become rapidly obsolete. These factors can affect the profitability of these companies and, as a result, the value of their securities. Also, patent protection is integral to the success of many companies in this industry, and profitability can be affected materially by, among other things, the cost of obtaining (or failing to obtain) patent approvals, the cost 7 of litigating patent infringement and the loss of patent protection for products (which significantly increases pricing pressures and can materially reduce profitability with respect to such products). In addition, many software companies have limited operating histories. Prices of these companies’ securities historically have been more volatile than other securities, especially over the short term.
Amplify Emerging Markets FinTech ETF | Trading Issues Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Trading Issues Risk. Although Shares of the Fund are listed for trading on the Exchange, there can be no assurance that an active trading market for Shares will develop or be maintained. Trading in Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in shares inadvisable. In addition, trading in Shares on the Exchange is subject to trading halts caused by extraordinary market volatility pursuant to Exchange “circuit breaker” rules. Market makers are under no obligation to make a market Shares, and authorized participants are not obligated to submit purchase or redemption orders for Creation Units. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of the Fund will continue to be met or will remain unchanged. The Fund may have difficulty maintaining its listing on the Exchange in the event the Fund’s assets are small or the Fund does not have enough shareholders.
Amplify Emerging Markets FinTech ETF | Valuation Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Valuation Risk. During periods of reduced market liquidity or in the absence of readily available market quotations for the holdings of the Fund, the valuation of the Fund’s investments will become more difficult. In market environments where there is reduced availability of reliable objective pricing data, the judgment of the Fund’s investment adviser in determining the fair value of the security may play a greater role. While such determinations may be made in good faith, it may nevertheless be more difficult for the Fund to accurately assign a daily value.
Amplify Emerging Markets FinTech ETF | Hybrid EQM International Ecommerce/EQM Emerging Markets Fintech Index(1) (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses or taxes
Label	rr_AverageAnnualReturnLabel	Hybrid EQM International Ecommerce/EQM Emerging Markets Fintech Index(1) (reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	13.27%	[1]
Since Inception	rr_AverageAnnualReturnSinceInception	(1.67%)	[1]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 29, 2019	[1]
Amplify Emerging Markets FinTech ETF | EQM Emerging Markets FinTech Index(2) (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses or taxes
Label	rr_AverageAnnualReturnLabel	EQM Emerging Markets FinTech Index(2) (reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	13.27%	[2]
Since Inception	rr_AverageAnnualReturnSinceInception	7.04%	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 29, 2019	[2]
Amplify Emerging Markets FinTech ETF | S&P 500 Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses or taxes
Label	rr_AverageAnnualReturnLabel	S&P 500 Index (reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	26.29%
Since Inception	rr_AverageAnnualReturnSinceInception	14.72%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 29, 2019
Amplify Emerging Markets FinTech ETF | MSCI Emerging Markets Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses or taxes
Label	rr_AverageAnnualReturnLabel	MSCI Emerging Markets Index (reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	9.83%
Since Inception	rr_AverageAnnualReturnSinceInception	2.39%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 29, 2019
Amplify Emerging Markets FinTech ETF | Amplify Emerging Markets FinTech ETF
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.69%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	none
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.69%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 70
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	221
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	384
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 859
Annual Return 2020	rr_AnnualReturn2020	82.49%
Annual Return 2021	rr_AnnualReturn2021	(28.49%)
Annual Return 2022	rr_AnnualReturn2022	(45.94%)
Annual Return 2023	rr_AnnualReturn2023	12.28%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	56.16%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2022
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(26.87%)
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	12.28%
Since Inception	rr_AverageAnnualReturnSinceInception	(2.24%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 29, 2019
Amplify Emerging Markets FinTech ETF | Amplify Emerging Markets FinTech ETF | Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	10.44%
Since Inception	rr_AverageAnnualReturnSinceInception	(2.57%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 29, 2019
Amplify Emerging Markets FinTech ETF | Amplify Emerging Markets FinTech ETF | Return After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	7.57%
Since Inception	rr_AverageAnnualReturnSinceInception	(1.77%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 29, 2019

[1]	Reflects performance of the EQM International Ecommerce Index through February 8, 2022 and the EQM Emerging Markets FinTech Index thereafter.
[2]	On February 9, 2022, the Fund changed its index from the EQM International Ecommerce Index to the EQM Emerging Markets FinTech Index. Therefore, the Fund’s performance and historical returns for the periods shown prior to February 9, 2022 are not necessarily indicative of the performance that the Fund, based on its current index and investment objective, would have generated.